Going Concern (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 15, 2022	Jul. 12, 2022	Jun. 17, 2022	Jul. 31, 2020
Disclosure Of Going Concern [Line Items]
Loss from operations	$ (1,067,725)	$ (85,495)
Cash used in operating activities	(116,686)	(43,068)
Accumulated deficit	(1,841,584)	(773,993)
Working capital (deficiency)	(63,429)
Cash and cash equivalents	83,238	67,462				$ 184,173
Restricted cash and cash equivalents	$ 32,224	$ 132,246
Minimum liquidity covenant	Furthermore, the Company remains subject to, amongst others, a minimum liquidity covenant of US$20 million under the
Convertible debentures
Disclosure Of Going Concern [Line Items]
Interest rate of convertible debenture maturing	8.00%
Notes and debentures issued	$ 40,140
Equity line of credit - Standby commitment fee
Disclosure Of Going Concern [Line Items]
Non-binding Letter of Intent				$ 180,000
Additional capital available per month				$ 5,000
Zenabis Global Inc
Disclosure Of Going Concern [Line Items]
Notional amount					$ 50,732
Directors and officer
Disclosure Of Going Concern [Line Items]
Restricted cash and cash equivalents			$ 29,994